RESTRUCTURING AND IMPAIRMENT (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Impairment [Line Items]
Business Combination Contingent Consideration Arrangements Change In Amount O fContingent Consideration Liability1	$ 67	$ (21)	$ 329	$ (26)
Revascor Carrying Value Of In Process R&D Asset	258		258
Mesoblast Ltd Carrying Value Of Equity Interest	238		238
Impairment Ofof Synrib oLong Lived Assets Held For Use	133		133
Impairment Restructuring And Others [Abstract]
Impairment of long-lived assets	187	151	333	208
Business Combination Contingent Consideration Arrangements Change In Amount O fContingent Consideration Liability1	67	(21)	329	(26)
Restructuring	70	30	121	166
Other expenses	(1)	3	(9)	5
Total	384	164	968	364
Acquisition Expenses	61	1	194	11
Mylan Total Expenses			728
Restructuring Reserve [Roll Forward]
Charges made	$ 70	$ 30	121	$ 166
TEV-48125 [Member]
Impairment [Line Items]
Business Combination Contingent Consideration Arrangements Change In Amount O fContingent Consideration Liability1			310
Impairment Restructuring And Others [Abstract]
Business Combination Contingent Consideration Arrangements Change In Amount O fContingent Consideration Liability1			$ 310